Offerings	Oct. 01, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Notes due 2027
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99979
Maximum Aggregate Offering Price	$ 399,916,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,227.14
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2029
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99811
Maximum Aggregate Offering Price	$ 349,338,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,483.73